OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2015
Deferred Costs, Noncurrent [Abstract]
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

at December 31	2015	2014
(millions of Canadian $)

Fair value of derivative contracts (Note 23)	625	411
Employee post-retirement benefits (Note 22)	380	444
Asset retirement obligations	109	98
Guarantees (Note 26)	26	20
Other	120	79
	1,260	1,052